Fair values of financial assets and financial liabilities - Hierarchy (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Fair values of financial assets and financial liabilities
Assets transferred out of Level 2 into Level 1	$ 48,184
Liabilities transferred out of Level 2 into Level 1	274
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	47,838	$ 47,328
Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	20,032	19,320
Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	4,877	5,678
Cumulative increase (decrease) in fair value of financial liabilities	(37)	(58)
Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	190,939	176,281
Financial liabilities measured at fair value	90,505	102,556
Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	47,514	46,878
Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	17,883	19,319
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,630	30,974
Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,478	5,385
Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	55,841	49,228
Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,464	24,109
Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	116,568	102,719
Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	66	225
Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	94,491	29,652
Financial liabilities measured at fair value	3,747	905
Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,740	891
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	7	14
Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,431	15,522
Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	16	13
Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	77,044	14,117
Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	95,950	146,154
Financial liabilities measured at fair value	86,754	101,646
Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	47,514	46,878
Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	14,143	18,428
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,619	30,955
Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4,478	5,385
Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	38,408	33,700
Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	18,442	24,089
Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	39,049	88,155
Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	51	210
Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	498	475
Financial liabilities measured at fair value	4	5
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4	5
Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2	6
Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6	7
Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	475	447
Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15	15
Parent Entity
Fair values of financial assets and financial liabilities
Assets transferred out of Level 2 into Level 1	48,184
Liabilities transferred out of Level 2 into Level 1	274
Parent Entity | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	46,239	45,603
Parent Entity | Other financial liabilities
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	19,548	19,320
Parent Entity | Debt issues
Fair values of financial assets and financial liabilities
Contractual outstanding amount payable at maturity	2,446	2,226
Cumulative increase (decrease) in fair value of financial liabilities	(37)	(58)
Parent Entity | Recurring
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	181,117	167,725
Financial liabilities measured at fair value	87,065	97,586
Parent Entity | Recurring | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	45,920	45,167
Parent Entity | Recurring | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	17,399	19,319
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,492	30,795
Parent Entity | Recurring | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,064	1,961
Parent Entity | Recurring | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,190	344
Parent Entity | Recurring | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	53,626	47,014
Parent Entity | Recurring | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,534	23,902
Parent Entity | Recurring | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	109,100	95,554
Parent Entity | Recurring | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	51	211
Parent Entity | Recurring | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	806	1,044
Parent Entity | Recurring | Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	90,801	26,270
Financial liabilities measured at fair value	3,747	905
Parent Entity | Recurring | Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,740	891
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	7	14
Parent Entity | Recurring | Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,196	15,091
Parent Entity | Recurring | Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	16	13
Parent Entity | Recurring | Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	73,589	11,166
Parent Entity | Recurring | Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	90,088	141,237
Financial liabilities measured at fair value	83,314	96,676
Parent Entity | Recurring | Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	45,920	45,167
Parent Entity | Recurring | Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	13,659	18,428
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,481	30,776
Parent Entity | Recurring | Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,064	1,961
Parent Entity | Recurring | Level 2 | Due to subsidiaries
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	1,190	344
Parent Entity | Recurring | Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	36,428	31,918
Parent Entity | Recurring | Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	17,512	23,883
Parent Entity | Recurring | Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	35,291	84,182
Parent Entity | Recurring | Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	51	210
Parent Entity | Recurring | Level 2 | Due from subsidiaries
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	806	1,044
Parent Entity | Recurring | Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	228	218
Financial liabilities measured at fair value	4	5
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	4	5
Parent Entity | Recurring | Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	2	5
Parent Entity | Recurring | Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	6	6
Parent Entity | Recurring | Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 220	206
Parent Entity | Recurring | Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		$ 1